Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net (loss)/income	$ 56.7	$ 86.3	$ 237.5	$ 305.2	$ 534.7	$ 51.1	$ 29.8
Preference share dividends					(49.9)	(44.6)	(44.5)
Net income/(loss) available to Aspen Insurance Holdings Limited’s ordinary shareholders	$ 42.9	$ 72.5	$ 196.4	$ 269.2	$ 484.8	$ 6.5	$ (14.7)
Basic and weighted average ordinary shares outstanding	60,395,839,000,000	60,395,839,000,000	60,395,839,000,000	60,395,839,000,000	60,395,839	60,395,839	60,395,839
Diluted earnings per ordinary share (in usd per share)	$ 0.71	$ 1.20	$ 3.25	$ 4.46	$ 8.03	$ 0.11	$ (0.24)
Basic earnings per ordinary share (in usd per share)	$ 0.71	$ 1.20	$ 3.25	$ 4.46	$ 8.03	$ 0.11	$ (0.24)